Schedule of Investments (unaudited) June 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Altium Ltd.	775	$18,600
Aristocrat Leisure Ltd.	4,225	91,081
Boral Ltd.	25,625	92,070
Challenger Ltd.	11,200	52,188
Computershare Ltd.	5,000	56,877
Corporate Travel Management Ltd.	875	13,816
CSL Ltd.	2,075	313,068
Domino’s Pizza Enterprises Ltd.	975	25,753
JB Hi-Fi Ltd.	2,900	52,607
Macquarie Group Ltd.	5,825	512,556
NIB Holdings Ltd.	7,250	39,022
Ramsay Health Care Ltd.	1,150	58,299
REA Group Ltd.	700	47,177
Sonic Healthcare Ltd.	4,950	94,136
Star Entertainment Grp Ltd. (The)	17,825	51,536
Washington H Soul Pattinson & Co. Ltd.	1,875	28,934

		1,547,720

Austria — 0.1%
voestalpine AG	2,925	90,503

Belgium — 0.1%
Melexis NV(a)	550	37,267
UCB SA	825	68,509

		105,776

Canada — 15.6%
Alimentation Couche-Tard Inc., Class B	1,100	69,371
Atco Ltd./Canada, Class I, NVS	1,890	63,841
Bank of Montreal	9,175	694,541
Bank of Nova Scotia (The)	22,125	1,190,949
Boyd Group Income Fund	164	20,767
Brookfield Asset Management Inc., Class A	4,625	221,738
CAE Inc.	2,250	60,626
Canadian Imperial Bank of Commerce	8,225	648,181
Canadian National Railway Co.	3,800	352,447
Canadian Natural Resources Ltd.	18,025	487,058
Canadian Tire Corp. Ltd., Class A, NVS	625	68,242
Canadian Utilities Ltd., Class A, NVS	2,200	62,225
Canadian Western Bank	2,515	57,488
Cogeco Communications Inc.	525	37,838
Dollarama Inc.	900	31,730
Empire Co. Ltd., Class A, NVS	1,455	36,722
Finning International Inc.	2,850	52,060
Fortis Inc./Canada	5,000	197,857
Gildan Activewear Inc.	1,250	48,479
IA Financial Corp Inc.(b)	1,450	59,187
Imperial Oil Ltd.	1,675	46,478
Intact Financial Corp.	1,442	133,546
Laurentian Bank of Canada	1,562	53,766
Loblaw Companies Ltd.	1,419	72,810
Magna International Inc.	3,075	153,332
Manulife Financial Corp.	31,125	566,883
Methanex Corp.	975	44,357
Metro Inc.	1,700	63,928
National Bank of Canada	5,100	242,794
Open Text Corp.	1,975	81,675
Parkland Fuel Corp.	1,800	57,234
Premium Brands Holdings Corp.	625	42,811
Royal Bank of Canada	20,250	1,612,717

Security	Shares	Value

Canada (continued)
Saputo Inc.	1,400	$41,997
SNC-Lavalin Group Inc.	2,225	45,087
Suncor Energy Inc.	21,575	674,451
TC Energy Corp.	14,950	742,724
TELUS Corp.	3,250	120,400
Toromont Industries Ltd.	627	29,782
Toronto-Dominion Bank (The)	26,108	1,528,819
Transcontinental Inc., Class A	2,200	24,563

		10,841,501

China — 1.8%
Beijing Capital International Airport Co. Ltd., Class H	50,000	43,840
China Gas Holdings Ltd.	10,000	37,184
China Medical System Holdings Ltd.	25,000	22,912
China Overseas Land & Investment Ltd.	58,000	213,811
China Resources Gas Group Ltd.	6,000	29,760
China Resources Land Ltd.	42,000	184,935
China State Construction International Holdings Ltd.	50,000	51,328
Guangdong Investment Ltd.	24,000	47,493
Hengan International Group Co. Ltd.	12,500	91,920
Longfor Group Holdings Ltd.	25,000	94,240
Sinopharm Group Co. Ltd., Class H	10,800	38,016
Sunny Optical Technology Group Co. Ltd.	3,100	32,022
Tencent Holdings Ltd.	7,500	338,496

		1,225,957

Denmark — 0.3%
Chr Hansen Holding A/S	400	37,620
DSV A/S	375	36,882
GN Store Nord A/S	500	23,367
Novozymes A/S, Class B	1,550	72,392
Ringkjoebing Landbobank A/S	300	19,499

		189,760

Finland — 0.2%
Huhtamaki OYJ	1,375	56,621
Tieto OYJ	1,700	50,451

		107,072

France — 9.2%
Air Liquide SA	3,500	490,453
Airbus SE	2,975	422,407
Arkema SA	825	76,833
Atos SE	750	62,793
AXA SA	43,300	1,139,062
Capgemini SE	1,050	130,754
Cie. Plastic Omnium SA	1,075	28,071
Dassault Systemes SE	375	59,915
EssilorLuxottica SA	2,025	264,622
Hermes International	100	72,223
Ingenico Group SA	675	59,789
IPSOS	1,208	31,916
Legrand SA	2,025	148,280
L’Oreal SA	1,600	456,431
LVMH Moet Hennessy Louis Vuitton SE	1,875	799,224
Orpea	325	39,269
Publicis Groupe SA	3,350	177,130
Rubis SCA	1,100	62,033
Safran SA	1,775	260,454
Sanofi	17,125	1,480,394
Sodexo SA(a)	400	46,827
Stef SA	200	16,831

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Teleperformance	300	$60,197

		6,385,908

Germany — 9.9%
Allianz SE, Registered	7,025	1,696,015
BASF SE	18,375	1,337,555
Bayer AG, Registered	18,475	1,282,137
Bayerische Motoren Werke AG	6,600	489,222
Brenntag AG	1,593	78,569
Continental AG	1,325	193,472
Deutsche Wohnen SE	2,725	100,141
Duerr AG	975	33,277
Fresenius Medical Care AG & Co. KGaA	1,175	92,382
Fresenius SE & Co. KGaA	2,925	158,822
Gerresheimer AG	500	36,869
GRENKE AG(a)	238	25,586
HeidelbergCement AG	2,325	188,411
Henkel AG & Co. KGaA	1,095	100,694
LEG Immobilien AG	625	70,606
Merck KGaA	650	68,071
Norma Group SE	850	35,273
SAP SE	5,775	794,187
Symrise AG	450	43,375
TAG Immobilien AG	1,925	44,545
Wirecard AG	125	21,075

		6,890,284

Hong Kong — 3.3%
AIA Group Ltd.	70,000	754,880
CK Infrastructure Holdings Ltd.	13,500	110,074
CLP Holdings Ltd.	25,000	275,840
Hang Seng Bank Ltd.	10,800	268,877
Henderson Land Development Co. Ltd.	28,852	158,986
Hong Kong & China Gas Co. Ltd.	55,094	122,141
Hysan Development Co. Ltd.	8,000	41,319
Minth Group Ltd.	6,000	16,166
MTR Corp. Ltd.	16,000	107,725
New World Development Co. Ltd.	75,000	117,312
NWS Holdings Ltd.	25,000	51,392
Samsonite International SA(c)	15,000	34,406
Swire Properties Ltd.	15,000	60,576
Techtronic Industries Co. Ltd.	12,500	95,680
Wheelock & Co. Ltd.	9,000	64,512

		2,279,886

Hungary — 0.1%
OTP Bank Nyrt	1,550	61,796

India — 1.7%
Godrej Consumer Products Ltd.	5,197	49,924
Hindustan Unilever Ltd.	4,075	105,530
Housing Development Finance Corp. Ltd.	6,450	204,832
Infosys Ltd.	33,625	356,575
ITC Ltd.	25,775	102,256
Maruti Suzuki India Ltd.	650	61,534
Motherson Sumi Systems Ltd.	10,750	18,992
Reliance Capital Ltd.	9,475	9,073
Reliance Industries Ltd., GDR(c)	2,900	104,835
Tata Consultancy Services Ltd.	4,225	136,322
Yes Bank Ltd.	12,350	19,457

		1,169,330

Security	Shares	Value

Indonesia — 0.5%
Bank Central Asia Tbk PT	50,000	$106,088
Bank Rakyat Indonesia Persero Tbk PT	675,000	208,317

		314,405

Ireland — 0.4%
C&C Group PLC	8,525	37,959
Flutter Entertainment PLC	1,025	77,203
Kerry Group PLC, Class A	500	59,787
Kingspan Group PLC	832	45,252
Smurfit Kappa Group PLC	3,100	93,941

		314,142

Israel — 0.1%
Azrieli Group Ltd.	1,125	75,388

Italy — 1.1%
A2A SpA	25,350	44,053
ACEA SpA	1,450	27,642
Assicurazioni Generali SpA	25,275	476,649
De’ Longhi SpA	875	17,717
Mediobanca Banca di Credito Finanziario SpA	12,750	131,636
Recordati SpA	1,134	47,343

		745,040

Japan — 14.3%
Aeon Co. Ltd.	5,000	85,901
Aeon Delight Co. Ltd.	100	2,956
Alfresa Holdings Corp.	2,500	61,676
Amano Corp.	2,500	68,986
Asahi Group Holdings Ltd.	2,800	125,914
Astellas Pharma Inc.	17,500	249,327
Bandai Namco Holdings Inc.	600	29,126
Brother Industries Ltd.	2,500	47,220
Chiba Bank Ltd. (The)	12,500	61,027
CKD Corp.	2,500	25,339
COMSYS Holdings Corp.	2,500	63,393
Dai-ichi Life Holdings Inc.	17,500	263,946
Daikin Industries Ltd.	1,300	169,710
Daito Trust Construction Co. Ltd.	1,300	165,728
Denso Corp.	7,500	315,551
East Japan Railway Co.	2,500	233,896
F@N Communications Inc.	2,500	13,017
Hakuhodo DY Holdings Inc.	5,200	87,552
HIS Co. Ltd.	400	9,954
Hitachi Capital Corp.	3,100	68,911
Horiba Ltd.	400	20,642
Itochu Techno-Solutions Corp.	2,800	71,780
J Front Retailing Co. Ltd.	5,000	57,314
Japan Tobacco Inc.	25,000	552,139
JCU Corp.	2,500	45,874
Kansai Paint Co. Ltd.	2,500	52,418
Kao Corp.	3,000	228,606
KDDI Corp.	27,500	700,262
Kitz Corp.	4,600	32,192
Kobayashi Pharmaceutical Co. Ltd.	200	14,312
Lintec Corp.	2,500	52,093
Maeda Road Construction Co. Ltd.	2,500	52,603
Marui Group Co. Ltd.	2,500	50,910
MINEBEA MITSUMI Inc.	2,500	42,347
Miraca Holdings Inc.	2,500	56,850
Mitsubishi Chemical Holdings Corp.	25,000	174,633
Mitsubishi Gas Chemical Co. Inc.	5,000	66,642

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,000	$52,998
MonotaRO Co. Ltd.	400	9,749
Murata Manufacturing Co. Ltd.	5,000	224,615
NEC Networks & System Integration Corp.	2,500	63,788
NGK Insulators Ltd.	5,000	72,907
NGK Spark Plug Co. Ltd.	2,500	46,919
NHK Spring Co. Ltd.	7,000	54,056
Nifco Inc./Japan	2,500	61,932
Nippon Telegraph & Telephone Corp.	10,000	465,658
Nissan Motor Co. Ltd.	80,000	572,935
Nisshin Seifun Group Inc.	2,500	57,059
Nitto Denko Corp.	2,500	123,376
NSD Co. Ltd.	2,500	72,280
NTT DOCOMO Inc.	20,000	466,401
Obic Co. Ltd.	300	33,971
PALTAC Corp.	200	10,989
Persol Holdings Co. Ltd.	3,300	77,523
Relo Group Inc.	300	7,554
Sanwa Holdings Corp.	5,700	61,264
SBI Holdings Inc./Japan	2,900	71,787
SCSK Corp.	300	14,758
Sekisui Chemical Co. Ltd.	5,000	75,088
Sekisui House Ltd.	12,500	205,994
Seven & i Holdings Co. Ltd.	6,900	233,629
Seven Bank Ltd.	15,000	39,261
Shimadzu Corp.	2,500	61,305
Shionogi & Co. Ltd.	2,500	144,074
Sohgo Security Services Co. Ltd.	300	13,839
Sojitz Corp.	17,500	56,200
Stanley Electric Co. Ltd.	2,500	61,444
Starts Corp. Inc.	2,500	58,938
Sugi Holdings Co. Ltd.	400	18,897
Sumitomo Electric Industries Ltd.	8,500	111,595
Sumitomo Heavy Industries Ltd.	2,500	85,971
Suzuki Motor Corp.	2,700	126,906
Sysmex Corp.	600	39,133
Terumo Corp.	2,500	74,485
Tocalo Co. Ltd.	5,000	36,477
Tokai Rika Co. Ltd.	2,700	44,532
Tokio Marine Holdings Inc.	8,900	445,991
Tokyo Century Corp.	300	12,655
Tokyo Electron Ltd.	3,000	421,014
TOTO Ltd.	300	11,848
TS Tech Co. Ltd.	900	24,501
Unicharm Corp.	2,500	75,274
USS Co. Ltd.	3,200	63,056
Valor Holdings Co. Ltd.	400	8,301
West Japan Railway Co.	1,700	137,527
Yakult Honsha Co. Ltd.	300	17,681
Yamaha Motor Co. Ltd.	5,000	88,871
Yokogawa Electric Corp.	2,100	41,166
ZOZO Inc.	2,500	46,849

		9,925,768

Malaysia — 0.2%
Public Bank Bhd	27,500	153,055

Mexico — 0.4%
Alfa SAB de CV, Class A	45,099	44,273
America Movil SAB de CV, Series L, NVS	160,000	116,346
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,375	38,458

Security	Shares	Value

Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Class O	33,800	$48,840

		247,917

Netherlands — 2.8%
Aalberts NV	1,550	61,021
ASML Holding NV	2,025	423,717
Koninklijke Ahold Delhaize NV	15,025	338,411
Unilever NV, CVA	18,350	1,119,243

		1,942,392

New Zealand — 0.2%
Ryman Healthcare Ltd.	7,650	60,373
Z Energy Ltd.	14,075	59,746

		120,119

Norway — 0.7%
Bakkafrost P/F	600	33,497
DNB ASA	19,525	363,430
Tomra Systems ASA	762	25,060
Veidekke ASA	4,150	40,302

		462,289

Philippines — 0.2%
Metro Pacific Investments Corp.	300,900	28,190
SM Investments Corp.	4,485	84,824

		113,014

Portugal — 0.2%
Galp Energia SGPS SA	8,850	136,310

Russia — 0.1%
Novatek PJSC	10	212
Novatek PJSC, GDR(d)	500	106,000

		106,212

Singapore — 0.1%
SATS Ltd.	10,000	38,582

South Africa — 2.2%
Aspen Pharmacare Holdings Ltd.	5,200	37,042
Barloworld Ltd.	5,170	46,929
Capitec Bank Holdings Ltd.	411	37,854
Clicks Group Ltd.	2,800	40,763
Discovery Ltd.	4,308	45,554
FirstRand Ltd.	55,825	271,380
Foschini Group Ltd. (The)	3,650	46,669
JSE Ltd.	3,025	30,033
KAP Industrial Holdings Ltd.	62,975	24,964
Naspers Ltd., Class N	350	84,874
Nedbank Group Ltd.	7,075	127,038
Netcare Ltd.	29,625	37,774
PSG Group Ltd.	2,475	41,950
Remgro Ltd.	5,050	67,292
RMB Holdings Ltd.	13,225	79,155
Sanlam Ltd.	26,350	146,052
SPAR Group Ltd. (The)	3,650	48,360
Standard Bank Group Ltd.	23,900	333,333

		1,547,016

South Korea — 3.2%
Meritz Fire & Marine Insurance Co. Ltd.	2,079	37,271
Samsung Electronics Co. Ltd.	51,250	2,086,130
SK Holdings Co. Ltd.	325	65,301

		2,188,702

Spain — 1.1%
Amadeus IT Group SA	3,125	247,903

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Grifols SA	1,700	$50,335
Industria de Diseno Textil SA	9,450	284,646
Red Electrica Corp. SA	7,375	153,821
Viscofan SA	925	48,519

		785,224

Sweden — 1.8%
AAK AB	1,450	27,505
AF POYRY AB, Class B	950	21,522
Assa Abloy AB, Class B	6,650	150,442
Atrium Ljungberg AB, Class B	1,100	19,894
Castellum AB	2,725	52,146
Hexagon AB, Class B	875	48,625
Hexpol AB	4,375	35,672
ICA Gruppen AB	975	41,950
Intrum AB	1,350	34,688
Loomis AB, Class B	886	30,481
Peab AB	5,325	45,541
Skandinaviska Enskilda Banken AB, Class A	40,450	374,584
Svenska Handelsbanken AB, Class A	33,000	326,792
Trelleborg AB, Class B	4,350	61,817

		1,271,659

Switzerland — 11.7%
ABB Ltd., Registered	31,000	622,862
Cie. Financiere Richemont SA, Registered	4,875	414,200
Geberit AG, Registered	400	187,077
Givaudan SA, Registered	75	212,000
Helvetia Holding AG	625	78,526
Nestle SA, Registered	20,150	2,088,573
Novartis AG, Registered	22,450	2,053,887
Partners Group Holding AG	225	177,000
Roche Holding AG, NVS	7,075	1,992,973
Roche Holding AG Bearer	200	56,123
Sika AG, Registered	725	123,882
Sonova Holding AG, Registered	325	73,933

		8,081,036

Taiwan — 2.7%
E.Sun Financial Holding Co. Ltd.	175,738	147,111
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	1,731,354

		1,878,465

Thailand — 0.2%
Airports of Thailand PCL, NVDR	32,500	77,892
Thanachart Capital PCL, NVDR	35,000	63,341

		141,233

Turkey — 0.0%
BIM Birlesik Magazalar AS	850	11,705

United Arab Emirates — 0.1%
DP World PLC	3,125	49,688

United Kingdom — 9.3%
Ashtead Group PLC	3,525	101,120
Associated British Foods PLC	2,550	79,934
BAE Systems PLC	56,700	357,491
Barratt Developments PLC	17,550	127,895
BBA Aviation PLC	16,425	58,991
Bellway PLC	2,300	81,523
Bodycote PLC	3,875	40,761
Bovis Homes Group PLC	4,000	52,588
Brewin Dolphin Holdings PLC	12,600	49,038

Security	Shares	Value

United Kingdom (continued)
Britvic PLC	4,650	$52,582
Bunzl PLC	2,754	72,799
Burberry Group PLC	3,800	90,051
Close Brothers Group PLC	2,500	44,990
Compass Group PLC	11,800	283,387
Croda International PLC	1,044	68,029
Daily Mail & General Trust PLC, Class A, NVS	2,777	27,603
DCC PLC	775	69,241
Dechra Pharmaceuticals PLC	600	20,969
Diageo PLC	17,625	759,077
Domino’s Pizza Group PLC	8,925	31,578
DS Smith PLC	22,425	103,459
Experian PLC	4,475	135,777
Ferguson PLC(b)	2,475	176,396
Greencore Group PLC	8,900	24,806
Halma PLC	1,575	40,491
Hill & Smith Holdings PLC	1,025	15,276
Howden Joinery Group PLC	7,695	49,653
Inchcape PLC	7,425	58,211
InterContinental Hotels Group PLC	1,377	90,640
Intertek Group PLC	1,100	77,026
Investec PLC	13,900	90,399
ITV PLC	94,750	130,235
IWG PLC	6,050	26,218
Johnson Matthey PLC	2,011	85,202
Kingfisher PLC	35,775	97,846
Meggitt PLC	9,975	66,523
Micro Focus International PLC	7,325	192,417
Mondi PLC	5,475	124,728
Moneysupermarket.com Group PLC	9,150	48,013
National Express Group PLC	8,725	44,573
Paragon Banking Group PLC	8,726	48,731
PayPoint PLC	1,900	23,456
Pennon Group PLC	8,000	75,629
Prudential PLC	30,225	660,100
QinetiQ Group PLC	9,138	32,494
Rank Group PLC	8,875	17,959
Redrow PLC	6,000	41,541
RELX PLC	16,650	404,632
Renishaw PLC	475	25,741
Rentokil Initial PLC	8,961	45,334
Rightmove PLC	1,950	13,270
Rotork PLC	10,900	43,920
RPC Group PLC	6,075	61,281
RWS Holdings PLC	2,350	19,381
Sage Group PLC (The)	8,725	89,101
Schroders PLC	2,150	83,457
Senior PLC	7,195	19,761
Smiths Group PLC	4,564	90,905
Spectris PLC	1,476	54,063
Spirax-Sarco Engineering PLC	575	67,216
Synthomer PLC	9,375	44,552
Travis Perkins PLC	3,025	49,067
United Utilities Group PLC	11,750	117,062
Victrex PLC	1,579	43,488
WH Smith PLC	1,850	46,383

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	1,550	$91,316

		6,457,376

Total Common Stocks — 98.1% (Cost: $63,869,177)		68,002,230

Preferred Stocks

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	7,425	94,462

Germany — 0.3%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,250	122,450
Sartorius AG, Preference Shares, NVS	141	28,951
Sixt SE, Preference Shares, NVS	525	38,323

		189,724

South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	12,900	427,338

Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	3,050	63,562

Total Preferred Stocks — 1.1% (Cost: $692,352)		775,086

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(e)(f)(g)	108,791	108,845

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	60,091	$60,091

		168,936

Total Short-Term Investments — 0.3% (Cost: $168,887)		168,936

Total Investments in Securities — 99.5% (Cost: $64,730,416)		68,946,252

Other Assets, Less Liabilities — 0.5%		361,574

Net Assets — 100.0%		$69,307,826

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	233,918	(125,127)	108,791	$108,845	$654	(a)	$35	$(7)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	60,091	60,091	60,091	453		—	—

				$168,936	$1,107		$35	$(7)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	11	09/20/19	$579	$15,782

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® International Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$68,002,230	$—	$—	$68,002,230
Preferred Stocks	775,086	—	—	775,086
Money Market Funds	168,936	—	—	168,936

	$68,946,252	$—	$—	$68,946,252

Derivative financial instruments(a)
Assets
Futures Contracts	$15,782	$—	$—	$15,782

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares